Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
before the 100-1 reverse split [Member]
Diluted loss per share	$ (0.03)	$ (0.29)	$ (0.11)	$ (0.59)
after the 100-1 reverse split [Member]
Diluted loss per share	$ (3.02)	$ (29.41)	$ (10.57)	$ (59.27)